Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	May 31, 2018	May 31, 2017
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 1,575,875	$ 1,484,579
Less: allowance for depreciation and amortization	795,569	741,893
Property, plant and equipment, net	780,306	742,686
Land
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	85,007	82,184
Building And Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	445,017	427,304
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 1,045,851	$ 975,091